Document And Entity Information	9 Months Ended
Sep. 30, 2023
Document Information Line Items
Entity Registrant Name	NOCTURNE ACQUISITION CORPORATION
Document Type	POS AM
Amendment Flag	true
Amendment Description	The purpose of this Post-Effective Amendment No. 1 to the Registration Statement on Form S-4 (the “Post-Effective Amendment”) of Nocturne Acquisition Corporation, a Cayman Islands exempted company (“Nocturne” and following the consummation of the Business Combination, the “Combined Company”) is to disclose (i) Amendment No. 2 to the Merger Agreement, (ii) the Helena Investment, (iii) the Helena Transfer Agreement and (iv) the A&R Sponsor Forfeiture Agreement (each as defined below).On August 14, 2023, Nocturne filed a registration statement, as amended, with the Securities and Exchange Commission (the “SEC”) on Form S-4 (File No. 333-273986) (the “Registration Statement”). The Registration Statement was declared effective by the SEC on December 29, 2023. The Registration Statement to which this Post-Effective Amendment relates was filed to register the issuance of shares of our common stock to shareholders of Cognos Therapeutics, Inc., a Delaware corporation (“Cognos”), and to shareholders of Nocturne, pursuant to the merger of Nocturne Merger Sub, Inc., a Delaware corporation (“Merger Sub”), with and into Cognos (the “Merger”) under an Agreement and Plan of Merger and Reorganization, dated as of December 30, 2022 (as amended or modified from time to time, including as amended by that certain First Amendment to the Merger Agreement, dated as of September 29, 2023 and Amendment No. 2 to the Merger Agreement, the “Merger Agreement”, and the transactions contemplated by the Merger Agreement, the “Business Combination”), by and among Nocturne, Merger Sub and Cognos.Nocturne, Merger Sub and Cognos will enter into the Second Amendment to the Merger Agreement (“Amendment No. 2 to the Merger Agreement”), which will provide, among other things, that (i) Nocturne Sponsor, LLC (the “Sponsor”) is no longer obligated to forfeit to Nocturne certain of its founder shares pursuant to the Sponsor Forfeiture Agreement, dated as of December 30, 2022, by and among the Sponsor, Nocturne and Cognos (the “Sponsor Forfeiture Agreement”), (ii) Nocturne and Cognos waive compliance with the net tangible assets condition to Closing that required Nocturne to have at least $5,000,001 of net tangible assets after giving effect to the Business Combination and (iii) the Secured Convertible Note due on or after June 1, 2025, in an original principal amount of $750,000, issued by Cognos on June 1, 2023, shall remain outstanding at the closing of the Business Combination (the “Closing”). For a complete description of Amendment No. 2 to the Merger Agreement, see the section titled “Amendment No. 2 to the Merger Agreement”.On January 27, 2024, Nocturne, Cognos and Helena Partners Inc. (“Helena”) entered into an engagement letter and initial term sheet, both of which are subject to the execution and delivery of definitive documentation, pursuant to which Cognos may issue to an affiliate of Helena (the “Helena Affiliate”) senior unsecured notes convertible into shares of common stock of the Combined Company (“Combined Company Common Stock”), in a principal amount of up to $12.5 million (the “Helena Convertible Notes” and such investment, the “Helena Investment”). There will be one initial tranche of $3.5 million, followed by nine (9) subsequent tranches of $1 million each, subject in each case to standard equity conditions for transactions of this type. In addition, Cognos will issue warrants to the Helena Affiliate, which warrants will provide that for a period of five years from the issuance of the Helena Convertible Notes, the Helena Affiliate will have the option to purchase an amount of Combined Company Common Stock equivalent to up to 50% of the principal amount of each issued tranche of Helena Convertible Notes. Please see the section titled “Helena Investment” for additional information.Certain shareholders of Cognos will enter into a Transfer Agreement (the “Helena Transfer Agreement”) with Helena, pursuant to which, immediately prior to Closing, certain Cognos shareholders will transfer and assign to Helena, in exchange for no cash consideration, a total of 7,966,708 shares of common stock of Cognos, which will be exchanged for 2,500,000 shares of Combined Company Common Stock at the Closing. For a complete description of the Helena Transfer Agreement, see the section titled “Helena Transfer Agreement”.Nocturne, the Sponsor, Cognos and certain Cognos shareholders will enter into the Amended and Restated Sponsor Forfeiture Agreement (the “A&R Sponsor Forfeiture Agreement”), which will amend, restate, supersede and replace in its entirety the Sponsor Forfeiture Agreement and which will provide, among other things, that immediately following the Closing, the Sponsor shall transfer to certain Cognos shareholders, in exchange for no cash consideration, a total of 1,893,000 shares of Combined Company Common Stock. For a complete description of the A&R Sponsor Forfeiture Agreement, see the section titled “A&R Sponsor Forfeiture Agreement”.
Entity Central Index Key	0001837344
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9